CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares		Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized (in Shares)	[1]	16,000,000	16,000,000
Ordinary shares, shares issued (in Shares)	[1]	904,861	450,000
Ordinary shares, shares outstanding (in Shares)	[1]	854,917	450,000
Class A Ordinary Shares | Previously Reported [Member]
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)			400,000,000	400,000,000
Ordinary shares, shares issued (in Shares)			11,250,000	10,000,000
Ordinary shares, shares outstanding (in Shares)			11,250,000	10,000,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized (in Shares)	[1]	4,000,000	4,000,000
Ordinary shares, shares issued (in Shares)	[1]	23,200	23,200
Ordinary shares, shares outstanding (in Shares)	[1]	23,200	23,200
Class B Ordinary Shares | Previously Reported [Member]
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)			100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)			580,000	0
Ordinary shares, shares outstanding (in Shares)			580,000	0

[1]	After giving effect to the reverse stock split effected on March 16,2026.